Taxation - Tax holiday effect (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Taxation
Tax holiday effect	¥ (10,408)	¥ (13,163)	¥ 622
Basic and diluted benefit per share effect			¥ 0.00
Basic and diluted benefit per share	¥ (0.03)	¥ (0.04)